JOINT VENTURES - Summarized balance sheet (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Summarised balance sheet
Cash and cash equivalents	$ 27,159,421	$ 3,450,873	$ 2,215,103
Total current assets	164,693,055	98,208,964	85,342,852
Intangible assets	35,333,464	39,616,426	26,657,345
Property, plant and equipment	41,515,106	43,834,548	40,177,146
Total non-current assets	132,868,314	144,258,333	111,295,912
Total current liabilities	130,610,709	116,458,133	118,680,626
Total non-current liabilities	106,201,178	63,914,298	44,824,482
Trigall Genetics S.A.
Summarised balance sheet
Cash and cash equivalents	1,331	13,114	44,937
Other current assets	1,024,793	323,265	66,077
Total current assets	1,026,124	336,379	111,014
Intangible assets	11,776,705	10,214,575	8,681,400
Total non-current assets	11,776,705	10,214,575	8,681,400
Financial liabilities		9,476,272	7,878,036
Other current liabilities	869,700	1,016,083	1,030,015
Total current liabilities	869,700	10,492,355	8,908,051
Financial liabilities	10,831,048
Other non- current liabilities	831,685	460,268	295,575
Total non-current liabilities	11,662,733	460,268	295,575
Net assets	270,396	(401,669)	(411,212)
Semya S.A.
Summarised balance sheet
Cash and cash equivalents	46,206	489	183
Other current assets	1,580	77,074	14
Total current assets	47,786	77,563	197
Intangible assets	540,056	583,936	217,809
Property, plant and equipment	1,262
Other non- current assets	755,056	362,181	448,942
Total non-current assets	1,296,374	946,117	666,751
Financial liabilities	197,699	127,074	448,309
Other current liabilities	954,180	898,623	275,341
Total current liabilities	1,151,879	1,025,697	723,650
Other non- current liabilities		42,323
Total non-current liabilities		42,323
Net assets	192,281	(44,340)	(56,701)
Synertech Industrias S.A.
Summarised balance sheet
Cash and cash equivalents	18,251	40,634	39,133
Other current assets	17,983,868	5,709,650	7,182,862
Total current assets	18,002,119	5,750,284	7,221,995
Property, plant and equipment	14,168,459	15,046,903	8,344,900
Other non- current assets			1,328,521
Total non-current assets	14,168,459	15,046,903	9,673,421
Financial liabilities	5,484,866	921,703	705,856
Other current liabilities	4,719,276	4,595,906	6,750,220
Total current liabilities	10,204,142	5,517,609	7,456,076
Financial liabilities	2,783,951		1,080,247
Other non- current liabilities	2,554,905	3,974,975	4,801,887
Total non-current liabilities	5,338,856	3,974,975	5,882,134
Net assets	16,627,580	11,304,603	3,557,206
Indrasa Biotecnologia S.A.
Summarised balance sheet
Cash and cash equivalents	53,708	16,296	28,180
Other current assets	66,150	93,654	45,837
Total current assets	119,858	109,950	74,017
Property, plant and equipment	13,876	18,387	15,243
Total non-current assets	13,876	18,387	15,243
Other current liabilities	39,395	60,760	42,166
Total current liabilities	39,395	60,760	42,166
Net assets	$ 94,339	$ 67,577	$ 47,094